Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of AOCL components

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2024				Pension	Post-retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(25,478)	(82,067)	(162,910)	(51,563)	11,820	(39,743)	(310,198)
Other comprehensive income (loss), net of taxes	(713)	8,148	635	2,281	4,432	6,713	14,783
Balance at end of year	(26,191)	(73,919)	(162,275)	(49,282)	16,252	(33,030)	(295,415)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2023				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(25,700)	(91,212)	(220,345)	(47,905)	7,710	(40,195)	(377,452)
Other comprehensive income (loss), net of taxes	222	9,145	57,435	(3,658)	4,110	452	67,254
Balance at end of year	(25,478)	(82,067)	(162,910)	(51,563)	11,820	(39,743)	(310,198)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2022				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(20,913)	91	(21,982)	(56,400)	(25,713)	(82,113)	(124,917)
Transfer of AFS investments to HTM investments	—	(99,143)	99,143	—	—	—	—
Other comprehensive income (loss), net of taxes	(4,787)	7,840	(297,506)	8,495	33,423	41,918	(252,535)
Balance at end of year	(25,700)	(91,212)	(220,345)	(47,905)	7,710	(40,195)	(377,452)

Schedule of net change in AOCL components

Net Change of AOCIL Components		Year ended
	Line item in the consolidated statements of operations, if any	December 31, 2024	December 31, 2023	December 31, 2022
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	N/A	(8,876)	19,420	(38,925)
Gains (losses) on net investment hedge	N/A	8,163	(19,198)	34,138
Net change		(713)	222	(4,787)

Held-to-maturity investment adjustments
Net unamortized gains (losses) transferred from AFS	N/A	—	—	(99,143)
Amortization of net gains (losses) to net income	Interest income on investments	8,148	9,145	7,840
Net change		8,148	9,145	(91,303)

Available-for-sale investment adjustments
Gross unrealized gains (losses)	N/A	355	60,199	(298,768)
Net unrealized (gains) losses transferred to HTM	N/A	—	—	99,143
Transfer of realized (gains) losses to net income	Net realized gains (losses) on AFS investments	—	14	19
Foreign currency translation adjustments of related balances	N/A	280	(2,778)	1,243
Net change		635	57,435	(198,363)

Employee benefit plans adjustments
Defined benefit pension plan
Net actuarial gain (loss)	N/A	(288)	(5,762)	6,218
Net loss (gain) on settlement reclassified to net income	Net other gains (losses)	—	—	(907)
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,358	2,284	2,218
Change in deferred taxes	N/A	—	—	—
Amortization of prior service (credit) cost	Non-service employee benefits expense	79	79	81
Foreign currency translation adjustments of related balances	N/A	132	(259)	885
Net change		2,281	(3,658)	8,495

Post-retirement healthcare plan
Net actuarial gain (loss)	N/A	6,219	4,919	31,455
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	524	524	1,444
Amortization of prior service (credit) cost	Non-service employee benefits expense	(2,311)	(1,333)	524
Net change		4,432	4,110	33,423

Other comprehensive income (loss), net of taxes		14,783	67,254	(252,535)